UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Fund
Class A / PIODX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.91%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 23.19%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	16.11%	13.52%	14.88%
Class A (without sales charge)	23.19%	14.88%	15.57%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIODX-AR-0226
Victory Capital Management

Victory Pioneer Fund
Class C / PCODX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.71%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 22.21%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	21.21%	13.97%	14.66%
Class C (without contingent deferred sales charge)	22.21%	13.97%	14.66%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCODX-AR-0226
Victory Capital Management

Victory Pioneer Fund
Class R / PIORX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$150	1.35%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R shares at NAV returned 22.67%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	22.67%	14.37%	15.07%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIORX-AR-0226
Victory Capital Management

Victory Pioneer Fund
Class R6 / PIOKX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.64%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 23.51%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	23.51%	15.21%	15.78%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIOKX-AR-0226
Victory Capital Management

Victory Pioneer Fund
Class Y / PYODX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.64%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 23.52%. For the same period, the Fund’s broad-based benchmark the S&P 500® Index (the “Index”) returned 17.88%.
  The Fund’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	23.52%	15.21%	15.88%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$10,114,284,689%
Total number of portfolio holdings	45^^
Total advisory fee paid	$53,973,192
Portfolio turnover rate	88%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.4%
Industrials	14.3%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PYODX-AR-0226
Victory Capital Management

Victory Pioneer U.S. Government
Money Market Fund
Class A / PMTXX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 3.82%.
  We maintained our investment focus of protecting shareholders’ capital and maintaining liquidity.
  We have been maximizing the portfolio’s exposure to fully collateralized tri-party overnight repurchase agreements, or "repos". (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the United States, the role of the tri-party agent is performed by one of two government securities clearing banks.) Over the last few months of 2025, repo rates have provided some pickup over Treasury Bills.
  In the last quarter of 2025, the portfolio’s allocation to Treasury Bills increased, allowing the fund to maintain weekly liquid assets around 95%.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$263,437,827
Total number of portfolio holdings	20
Total advisory fee paid	$949,563
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	66.1%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	33.9%
*	As a percentage of total investments.
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PMTXX-AR-0226
Victory Capital Management

Victory Pioneer U.S. Government
Money Market Fund
Class Y / PRYXX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 3.88%.
  We maintained our investment focus of protecting shareholders’ capital and maintaining liquidity.
  We have been maximizing the portfolio’s exposure to fully collateralized tri-party overnight repurchase agreements, or "repos". (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the United States, the role of the tri-party agent is performed by one of two government securities clearing banks.) Over the last few months of 2025, repo rates have provided some pickup over Treasury Bills.
  In the last quarter of 2025, the portfolio’s allocation to Treasury Bills increased, allowing the fund to maintain weekly liquid assets around 95%.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$263,437,827
Total number of portfolio holdings	20
Total advisory fee paid	$949,563
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	66.1%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	33.9%
*	As a percentage of total investments.
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PRYXX-AR-0226
Victory Capital Management

Victory AMT-Free Municipal Fund
Class A / PBMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.79%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned (1.46)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-3.67%	-2.32%	0.99%
Class A (without sales charge)	-1.46%	-1.88%	1.22%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PBMFX-AR-0226
Victory Capital Management

Victory AMT-Free Municipal Fund
Class C / MNBCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.54%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned (2.26)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	-3.20%	-2.62%	0.45%
Class C (without contingent deferred sales charge)	-2.26%	-2.62%	0.45%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
MNBCX-AR-0226
Victory Capital Management

Victory AMT-Free Municipal Fund
Class Y / PBYMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.49%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned (1.11)%, compared to the Fund’s broad-based benchmark and performance benchmark, the Bloomberg Municipal Bond Index, which returned 4.25% for the same period.
  The Fund’s overweight allocation to longer-maturity bonds drove underperformance relative to the benchmark, as the long end of the curve steepened significantly during the year.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and Health Care sectors detracted from performance relative to the benchmark.
  The Fund’s allocation to the Treasury sector was additive to performance relative to the benchmark.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg Municipal Bond Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	-1.11%	-1.59%	1.49%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$449,974,329%
Total number of portfolio holdings	124^^
Total advisory fee paid	$2,457,705
Portfolio turnover rate	68%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of December 31, 2025 )*
Texas	10.4%
New York	9.4%
California	8.8%
Florida	7.7%
Pennsylvania	6.2%
Massachusetts	6.0%
Virginia	5.1%
Alabama	4.5%
Puerto Rico	4.4%
Utah	4.1%
Other States	33.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. Effective December 1, 2025, Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PBYMX-AR-0226
Victory Capital Management

Victory Pioneer Core Equity Fund
Class A / PIOTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.85%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 16.85%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	10.13%	9.11%	11.73%
Class A (without sales charge)	16.85%	10.41%	12.39%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIOTX-AR-0226
Victory Capital Management

Victory Pioneer Core Equity Fund
Class C / PCOTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.65%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 15.96%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	14.96%	9.54%	11.50%
Class C (without contingent deferred sales charge)	15.96%	9.54%	11.50%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCOTX-AR-0226
Victory Capital Management

Victory Pioneer Core Equity Fund
Class R6 / PCEKX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.54%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 17.22%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	17.22%	10.75%	12.67%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCEKX-AR-0226
Victory Capital Management

Victory Pioneer Core Equity Fund
Class Y / PVFYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.65%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended December 31, 2025, the Fund’s Class Y shares at NAV returned 17.11%. For the same period, the Fund’s broad-based benchmark and performance benchmark, the Standard & Poor’s 500 Index (“S&P 500® Index”), returned 17.88%.
  The Fund, which seeks to employ a higher quality and valuation sensitive approach to investing in large cap stock, underperformed relative to its performance benchmark due to security selection within the industrials and communication services sectors.
  Stock selection in the information technology and financials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the financials sector and an underweight allocation to the information technology sector also detracted whereas the Fund’s underweight allocations to the consumer discretionary and real estate sectors contributed to the Fund’s returns relative to the performance benchmark.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500® Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	17.11%	10.65%	12.65%
S&P 500® Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$1,994,282,419%
Total number of portfolio holdings	63^^
Total advisory fee paid	$9,548,001
Portfolio turnover rate	64%
^^	Excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	24.6%
Financials	22.3%
Industrials	12.6%
Health Care	10.1%
Communication Services	10.1%
Energy	6.6%
Consumer Discretionary	6.2%
Consumer Staples	3.3%
Utilities	2.2%
Basic Materials	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PVFYX-AR-0226
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $134,710 and $131,200 during the fiscal years ended December 31, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $31,590 and $35,100 during the fiscal years ended December 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $31,590 and $35,100 during the fiscal years ended December 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Fund*
(successor to Pioneer Fund)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fund.

visit us: vcm.com

Victory Pioneer Fund | Annual | 12/31/251

Schedule of Investments  |  12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 3.5%
3,611,084	United Parcel Service, Inc., Class B	$ 358,183,422
	Total Air Freight & Logistics	$358,183,422

	Banks — 3.2%
6,610,045	Truist Financial Corp.	$ 325,280,314
	Total Banks	$325,280,314

	Beverages — 1.2%
1,306,998	Cameco Corp.	$ 119,577,247
	Total Beverages	$119,577,247

	Biotechnology — 2.6%
585,815(a)	Vertex Pharmaceuticals, Inc.	$ 265,585,088
	Total Biotechnology	$265,585,088

	Broadline Retail — 4.6%
2,020,409(a)	Amazon.com, Inc.	$ 466,350,805
	Total Broadline Retail	$466,350,805

	Capital Markets — 3.7%
596,688	CME Group, Inc.	$ 162,943,559
166,852	Goldman Sachs Group, Inc.	146,662,908
492,176	KKR & Co., Inc.	62,742,596
	Total Capital Markets	$372,349,063

	Communications Equipment — 1.4%
1,794,039	Cisco Systems, Inc.	$ 138,194,824
	Total Communications Equipment	$138,194,824

	Construction & Engineering — 6.5%
328,550	EMCOR Group, Inc.	$ 201,003,605
624,535(a)	MasTec, Inc.	135,755,173
755,322	Quanta Services, Inc.	318,791,203
	Total Construction & Engineering	$655,549,981

	Construction Materials — 4.5%
729,771	Martin Marietta Materials, Inc.	$ 454,399,211
	Total Construction Materials	$454,399,211

	Consumer Staples Distribution & Retail — 2.8%
3,123,592(a)	BJ’s Wholesale Club Holdings, Inc.	$ 281,216,988
	Total Consumer Staples Distribution & Retail	$281,216,988

	Electric Utilities — 6.8%
1,558,293	American Electric Power Co., Inc.	$ 179,686,766
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Fund | Annual | 12/31/25

Shares		Value
	Electric Utilities — (continued)
508,530	Constellation Energy Corp.	$ 179,648,393
2,064,878	NRG Energy, Inc.	328,811,173
	Total Electric Utilities	$688,146,332

	Electrical Equipment — 4.3%
2,171,308	ABB, Ltd. (A.D.R.)	$ 160,611,653
201,805	GE Vernova, Inc.	131,893,694
219,065(a)	Generac Holdings, Inc.	29,873,894
784,733	Regal Rexnord Corp.	110,113,734
	Total Electrical Equipment	$432,492,975

	Electronic Equipment, Instruments & Components — 0.3%
289,550	Corning, Inc.	$ 25,352,998
	Total Electronic Equipment, Instruments & Components	$25,352,998

	Financial Services — 5.1%
1,486,752	Apollo Global Management, Inc.	$ 215,222,219
860,015	Visa, Inc., Class A	301,615,861
	Total Financial Services	$516,838,080

	Health Care Providers & Services — 2.7%
1,107,370	Labcorp Holdings, Inc.	$ 277,816,986
	Total Health Care Providers & Services	$277,816,986

	Interactive Media & Services — 6.3%
2,048,339	Alphabet, Inc., Class A	$ 641,130,107
	Total Interactive Media & Services	$641,130,107

	IT Services — 3.6%
738,283	Accenture Plc, Class A	$ 198,081,329
561,481	International Business Machines Corp.	166,316,287
	Total IT Services	$364,397,616

	Metals & Mining — 2.5%
4,974,168	Freeport-McMoRan, Inc.	$ 252,637,993
	Total Metals & Mining	$252,637,993

	Oil, Gas & Consumable Fuels — 2.3%
907,385	Cheniere Energy, Inc.	$ 176,386,570
989,519	Williams Cos., Inc.	59,479,987
	Total Oil, Gas & Consumable Fuels	$235,866,557

	Pharmaceuticals — 3.0%
284,813	Eli Lilly & Co.	$ 306,082,835
	Total Pharmaceuticals	$306,082,835

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/253

Schedule of Investments  |  12/31/25 (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — 16.1%
159,335(a)	Advanced Micro Devices, Inc.	$ 34,123,184
680,146	Applied Materials, Inc.	174,790,720
606,618	Broadcom, Inc.	209,950,490
114,657	KLA Corp.	139,317,428
4,634,929	NVIDIA Corp.	864,414,258
134,505	QUALCOMM, Inc.	23,007,080
734,665(a)	Rigetti Computing, Inc.	16,272,830
548,886	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	166,800,967
	Total Semiconductors & Semiconductor Equipment	$1,628,676,957

	Software — 7.2%
1,230,249	Microsoft Corp.	$ 594,973,022
286,749(a)	Synopsys, Inc.	134,691,740
	Total Software	$729,664,762

	Specialty Retail — 0.8%
222,494	Home Depot, Inc.	$ 76,560,185
	Total Specialty Retail	$76,560,185

	Technology Hardware, Storage & Peripherals — 4.7%
1,675,485	Apple, Inc.	$ 455,497,352
502,379(a)	IonQ, Inc.	22,541,746
	Total Technology Hardware, Storage & Peripherals	$478,039,098

	Total Common Stocks (Cost $6,171,012,335)	$10,090,390,424

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
38,205,729(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 38,205,729
		$38,205,729

	TOTAL SHORT TERM INVESTMENTS (Cost $38,205,729)	$38,205,729

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $6,209,218,064)	$10,128,596,153
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(14,311,464)
	net assets — 100.0%	$10,114,284,689

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Fund | Annual | 12/31/25

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $8,085,454,481 and $8,798,870,999, respectively.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $6,313,518,910 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,991,344,130
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(176,268,407)
Net unrealized appreciation	$3,815,075,723
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,090,390,424	$—	$—	$10,090,390,424
Open-End Fund	38,205,729	—	—	38,205,729
Total Investments in Securities	$10,128,596,153	$—	$—	$10,128,596,153
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/255

Statement of Assets and Liabilities  |  12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $6,209,218,064)	$10,128,596,153
Receivables —
Fund shares sold	3,522,768
Dividends	3,216,896
Due from the Adviser	4,753,973
Other assets	3,104
Total assets	$10,140,092,894
LIABILITIES:
Payables —
Investment securities purchased	$9,525,763
Fund shares repurchased	4,799,321
Distributions	9,194
Trustees’ fees	5,339
Management fees	8,843,633
Administrative expenses	449,764
Distribution fees	971,132
Accrued expenses	1,204,059
Total liabilities	$25,808,205
NET ASSETS:
Paid-in capital	$5,972,624,103
Distributable earnings	4,141,660,586
Net assets	$10,114,284,689
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $8,244,468,973/187,480,681 shares)	$43.98
Class C* (based on $106,723,345/3,379,867 shares)	$31.58
Class R6* (based on $57,714,904/1,275,948 shares)	$45.23
Class R* (based on $67,527,876/1,533,478 shares)	$44.04
Class Y* (based on $1,637,849,591/36,221,101 shares)	$45.22
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $43.98 net asset value per share/100%-5.75% maximum sales charge)	$46.66

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Fund | Annual | 12/31/25

Statement of Operations FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $2,286,534)	$105,577,370
Total Investment Income		$105,577,370
EXPENSES:
Management fees
Basic fees	$55,014,409
Performance adjustment	1,264,206
Administrative expenses	3,847,375
Transfer agent fees
Class A*	1,822,409
Class C*	67,212
Class R6*	141
Class R*	123,820
Class Y*	1,439,658
Distribution fees
Class A*	19,013,455
Class C*	1,008,951
Class R*	298,060
Shareholder communications expense	841,533
Custodian fees	64,432
Registration fees	265,147
Professional fees	271,125
Printing expense	24,155
Officers’ and Trustees’ fees	402,614
Insurance expense	138,302
Miscellaneous	141,726
Total expenses		$86,048,730
Less fees waived and expenses reimbursed by the Adviser		(4,970,204)
Net expenses		$81,078,526
Net investment income		$24,498,844
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,021,112,740
Class action lawsuit	367,619
Other assets and liabilities denominated in foreign currencies	4,757	$1,021,485,116
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/257

Statement of Operations (continued)
FOR THE YEAR ENDED 12/31/25
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$885,875,908
Other assets and liabilities denominated in foreign currencies	25,664	$885,901,572
Net realized and unrealized gain (loss) on investments		$1,907,386,688
Net increase in net assets resulting from operations		$1,931,885,532

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Fund | Annual | 12/31/25

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$24,498,844	$48,506,379
Net realized gain (loss) on investments	1,021,485,116	1,230,522,604
Change in net unrealized appreciation (depreciation) on investments	885,901,572	425,486,702
Net increase in net assets resulting from operations	$1,931,885,532	$1,704,515,685
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($4.41 and $5.57 per share, respectively)	$(762,757,297)	$(932,107,673)
Class C* ($4.31 and $5.37 per share, respectively)	(13,006,924)	(15,929,758)
Class R6* ($4.51 and $5.69 per share, respectively)	(5,030,166)	(4,926,695)
Class R* ($4.31 and $5.39 per share, respectively)	(6,017,108)	(7,114,656)
Class Y* ($4.51 and $5.69 per share, respectively)	(148,847,666)	(178,236,214)
Total distributions to shareholders	$(935,659,161)	$(1,138,314,996)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$762,043,618	$926,010,722
Reinvestment of distributions	902,510,130	1,094,591,193
Cost of shares repurchased	(1,515,593,750)	(1,211,940,099)
Net increase in net assets resulting from Fund share transactions	$148,959,998	$808,661,816
Net increase in net assets	$1,145,186,369	$1,374,862,505
NET ASSETS:
Beginning of year	$8,969,098,320	$7,594,235,815
End of year	$10,114,284,689	$8,969,098,320

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/259

Statements of Changes in Net Assets
(continued)
	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	2,952,126	$122,881,044	3,320,657	$138,201,405
Reinvestment of distributions	17,099,905	739,645,323	22,029,086	904,588,534
Less shares repurchased	(19,269,588)	(806,816,649)	(16,316,626)	(680,147,602)
Net increase	782,443	$55,709,718	9,033,117	$362,642,337
Class C*
Shares sold	393,592	$12,148,672	732,060	$23,817,921
Reinvestment of distributions	407,504	12,689,667	505,901	15,505,381
Less shares repurchased	(880,480)	(26,985,490)	(645,583)	(20,675,412)
Net increase (decrease)	(79,384)	$(2,147,151)	592,378	$18,647,890
Class R6*
Shares sold	740,335	$31,946,619	446,248	$19,076,518
Reinvestment of distributions	112,789	5,018,946	116,591	4,912,295
Less shares repurchased	(568,184)	(24,383,777)	(261,597)	(11,166,397)
Net increase	284,940	$12,581,788	301,242	$12,822,416
Class R*
Shares sold	266,695	$11,334,390	409,685	$17,153,471
Reinvestment of distributions	138,579	6,017,108	173,060	7,114,656
Less shares repurchased	(309,179)	(12,705,816)	(374,904)	(15,751,748)
Net increase	96,095	$4,645,682	207,841	$8,516,379
Class Y*
Shares sold	13,428,886	$583,732,893	16,934,100	$727,761,407
Reinvestment of distributions	3,128,050	139,139,086	3,856,685	162,470,327
Less shares repurchased	(15,625,908)	(644,702,018)	(11,269,621)	(484,198,940)
Net increase	931,028	$78,169,961	9,521,164	$406,032,794

*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Fund | Annual | 12/31/25

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class A*
Net asset value, beginning of period	$39.35	$36.48	$29.27	$37.80	$34.54
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.10	$0.22	$0.25	$0.17	$0.05
Net realized and unrealized gain (loss) on investments	8.94	8.22	8.07	(7.49)	9.33
Net increase (decrease) from investment operations	$9.04	$8.44	$8.32	$(7.32)	$9.38
Distributions to shareholders:
Net investment income	$(0.10)	$(0.21)	$(0.28)	$(0.17)	$(0.05)
Net realized gain	(4.31)	(5.36)	(0.83)	(1.04)	(6.07)
Total distributions	$(4.41)	$(5.57)	$(1.11)	$(1.21)	$(6.12)
Net increase (decrease) in net asset value	$4.63	$2.87	$7.21	$(8.53)	$3.26
Net asset value, end of period	$43.98	$39.35	$36.48	$29.27	$37.80
Total return (b)	23.19%(c)	22.58%(d)	28.71%	(19.47)%	27.81%
Ratio of net expenses to average net assets	0.91%	0.92%	0.90%	0.91%	0.94%
Ratio of net investment income (loss) to average net assets	0.23%	0.53%	0.77%	0.51%	0.13%
Portfolio turnover rate	88%	64%	64%	57%	89%
Net assets, end of period (in thousands)	$8,244,469	$7,346,842	$6,481,231	$5,425,590	$7,196,933
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.95%	0.95%	0.93%	1.00%	1.06%
Net investment income (loss) to average net assets	0.19%	0.50%	0.74%	0.42%	0.01%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been 23.16%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.55%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/2511

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class C*
Net asset value, beginning of period	$29.42	$28.42	$23.04	$30.10	$28.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.18)	$(0.08)	$(0.01)(b)	$(0.07)(b)	$(0.20)(b)
Net realized and unrealized gain (loss) on investments	6.65	6.45	6.32	(5.94)	7.67
Net increase (decrease) from investment operations	$6.47	$6.37	$6.31	$(6.01)	$7.47
Distributions to shareholders:
Net investment income	$—	$(0.01)	$(0.10)	$(0.01)	$—
Net realized gain	(4.31)	(5.36)	(0.83)	(1.04)	(6.07)
Total distributions	$(4.31)	$(5.37)	$(0.93)	$(1.05)	$(6.07)
Net increase (decrease) in net asset value	$2.16	$1.00	$5.38	$(7.06)	$1.40
Net asset value, end of period	$31.58	$29.42	$28.42	$23.04	$30.10
Total return (c)	22.21%(d)	21.64%(e)	27.67%	(20.10)%	26.79%
Ratio of net expenses to average net assets	1.71%	1.72%	1.70%	1.70%	1.71%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.26)%	(0.03)%	(0.26)%	(0.63)%
Portfolio turnover rate	88%	64%	64%	57%	89%
Net assets, end of period (in thousands)	$106,723	$101,763	$81,485	$70,521	$80,320
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.74%	1.74%	1.73%	1.80%	1.83%
Net investment income (loss) to average net assets	(0.59)%	(0.28)%	(0.06)%	(0.36)%	(0.75)%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 21.60%.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Fund | Annual | 12/31/25

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class R6*
Net asset value, beginning of period	$40.35	$37.29	$29.89	$38.56	$35.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.35	$0.35	$0.28	$0.19
Net realized and unrealized gain (loss) on investments	9.17	8.40	8.24	(7.65)	9.48
Net increase (decrease) from investment operations	$9.39	$8.75	$8.59	$(7.37)	$9.67
Distributions to shareholders:
Net investment income	$(0.20)	$(0.33)	$(0.36)	$(0.26)	$(0.17)
Net realized gain	(4.31)	(5.36)	(0.83)	(1.04)	(6.07)
Total distributions	$(4.51)	$(5.69)	$(1.19)	$(1.30)	$(6.24)
Net increase (decrease) in net asset value	$4.88	$3.06	$7.40	$(8.67)	$3.43
Net asset value, end of period	$45.23	$40.35	$37.29	$29.89	$38.56
Total return (b)	23.51%(c)	22.94%(d)	29.06%	(19.22)%	28.23%
Ratio of net expenses to average net assets	0.64%	0.64%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.50%	0.83%	1.05%	0.84%	0.48%
Portfolio turnover rate	88%	64%	64%	57%	89%
Net assets, end of period (in thousands)	$57,715	$39,992	$25,724	$24,418	$26,995
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%	0.68%	0.65%	0.71%	0.73%
Net investment income (loss) to average net assets	0.47%	0.79%	1.01%	0.74%	0.36%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class R6's total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.91%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/2513

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class R*
Net asset value, beginning of period	$39.47	$36.59	$29.36	$37.91	$34.73
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.09)	$0.03	$0.12	$0.00(b)	$(0.10)(c)
Net realized and unrealized gain (loss) on investments	8.97	8.24	8.08	(7.49)	9.35
Net increase (decrease) from investment operations	$8.88	$8.27	$8.20	$(7.49)	$9.25
Distributions to shareholders:
Net investment income	$—	$(0.03)	$(0.14)	$(0.02)	$—
Net realized gain	(4.31)	(5.36)	(0.83)	(1.04)	(6.07)
Total distributions	$(4.31)	$(5.39)	$(0.97)	$(1.06)	$(6.07)
Net increase (decrease) in net asset value	$4.57	$2.88	$7.23	$(8.55)	$3.18
Net asset value, end of period	$44.04	$39.47	$36.59	$29.36	$37.91
Total return (d)	22.67%(e)	22.03%(f)	28.15%	(19.86)%	27.28%
Ratio of net expenses to average net assets	1.35%	1.37%	1.31%	1.41%	1.33%
Ratio of net investment income (loss) to average net assets	(0.21)%	0.08%	0.36%	0.01%	(0.27)%
Portfolio turnover rate	88%	64%	64%	57%	89%
Net assets, end of period (in thousands)	$67,528	$56,740	$44,991	$39,076	$52,370
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.38%	1.40%	1.34%	1.50%	1.45%
Net investment income (loss) to average net assets	(0.24)%	0.05%	0.33%	(0.08)%	(0.39)%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been 22.64%.
(f)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.00%.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Fund | Annual | 12/31/25

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class Y*
Net asset value, beginning of period	$40.34	$37.29	$29.88	$38.55	$35.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.35	$0.35	$0.28	$0.19
Net realized and unrealized gain (loss) on investments	9.17	8.39	8.25	(7.65)	9.48
Net increase (decrease) from investment operations	$9.39	$8.74	$8.60	$(7.37)	$9.67
Distributions to shareholders:
Net investment income	$(0.20)	$(0.33)	$(0.36)	$(0.26)	$(0.18)
Net realized gain	(4.31)	(5.36)	(0.83)	(1.04)	(6.07)
Total distributions	$(4.51)	$(5.69)	$(1.19)	$(1.30)	$(6.25)
Net increase (decrease) in net asset value	$4.88	$3.05	$7.41	$(8.67)	$3.42
Net asset value, end of period	$45.22	$40.34	$37.29	$29.88	$38.55
Total return (b)	23.52%(c)	22.92%(d)	29.11%	(19.23)%	28.20%
Ratio of net expenses to average net assets	0.64%	0.64%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.50%	0.82%	1.05%	0.84%	0.48%
Portfolio turnover rate	88%	64%	64%	57%	89%
Net assets, end of period (in thousands)	$1,637,850	$1,423,762	$960,805	$978,738	$998,552
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.77%	0.77%	0.75%	0.82%	0.81%
Net investment income (loss) to average net assets	0.37%	0.69%	0.91%	0.63%	0.28%
*	Pioneer Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.89%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fund | Annual | 12/31/2515

Notes to Financial Statements  |  12/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust, and the Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser. Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 7).
16Victory Pioneer Fund | Annual | 12/31/25

Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Victory Pioneer Fund | Annual | 12/31/2517

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or
18Victory Pioneer Fund | Annual | 12/31/25

trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if
Victory Pioneer Fund | Annual | 12/31/2519

any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$201,319,571	$286,295,199
Long-term capital gains	734,339,590	852,019,797
Total	$935,659,161	$1,138,314,996
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$197,877,842
Undistributed long-term capital gains	128,707,021
Net unrealized appreciation	3,815,075,723
Total	$4,141,660,586
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although
20Victory Pioneer Fund | Annual | 12/31/25

realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account, these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You may want to avoid buying shares when the Fund is about to declare a dividend or capital gain distribution. You should consult your tax adviser before buying shares no matter when you are investing.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $271,380 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In
Victory Pioneer Fund | Annual | 12/31/2521

the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund primarily invests in equity securities of U.S. issuers.
22Victory Pioneer Fund | Annual | 12/31/25

The Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity
Victory Pioneer Fund | Annual | 12/31/2523

of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
24Victory Pioneer Fund | Annual | 12/31/25

2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion of the Fund’s average daily net assets, and 0.55% on the excess over $10 billion of the Fund’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc.("Amundi US") served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion of the Fund's average daily net assets, and 0.55% on the excess over $10 billion of the Fund's average daily net assets. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund’s Class A shares as compared to the Standard and Poor’s 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the Adviser, contractually limits any positive adjustment of the Fund’s management fee to 0.10% of the Fund’s average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the year ended December 31, 2025, the aggregate performance adjustment resulted in an increase to the basic fee of $1,264,206. For the year ended December 31, 2025, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.61% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92%, 1.72%, 0.64%, 1.37%, and 0.64% of the Fund’s Class A, Class C, Class R6, Class R, and Class Y shares, respectively. These expense limitations are in effect through April 1,2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
Prior to the Reorganization, The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent
Victory Pioneer Fund | Annual | 12/31/2525

required to reduce fund expenses to 0.65% and 0.65% of the average daily net assets attributable to Class K shares and Class Y shares, respectively.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $8,843,633 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 8). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for their services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Fund paid $402,614 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31,
26Victory Pioneer Fund | Annual | 12/31/25

2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $5,339 and a payable for administrative expenses of $449,764, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 8). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$776,870
Class C	8,482
Class R6	3,021
Class R	2,450
Class Y	50,710
Total	$841,533
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund
Victory Pioneer Fund | Annual | 12/31/2527

a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Reflected on the Statement of Assets and Liabilities is $971,132 in distribution fees payable to the Distributor, at December 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended December 31, 2025, CDSCs in the amount of $21,054 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended December 31, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $8,210,933,426 and an identified cost of $5,963,182,875 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of
28Victory Pioneer Fund | Annual | 12/31/25

the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
8. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
Victory Pioneer Fund | Annual | 12/31/2529

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Fund (formerly Pioneer Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Fund (formerly Pioneer Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 28, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
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effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Fund | Annual | 12/31/2531

Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $734,339,590 as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 45.43%.
A Special Shareholder Meeting of Pioneer Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Fund reorganized into Victory Pioneer Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Fund	131,929,985	112,776,100	6,421,246	12,732,639
32Victory Pioneer Fund | Annual | 12/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
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60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
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Victory Pioneer U.S. Government Money Market Fund*
(successor to Pioneer U.S. Government Money Market Fund)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer U.S. Government Money Market Fund.

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Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/251

Schedule of Investments  |  12/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.7%
	U.S. Government and Agency Obligations — 69.2% of Net Assets
2,000,000(a)	Federal Farm Credit Banks Funding Corp., 3.860%, (SOFR + 9 bps), 2/12/26	$ 2,000,110
22,400,000(b)	U.S. Treasury Bills, 1/2/26	22,397,677
19,000,000(b)	U.S. Treasury Bills, 1/13/26	18,975,677
10,000,000(b)	U.S. Treasury Bills, 1/15/26	9,985,806
20,000,000(b)	U.S. Treasury Bills, 1/20/26	19,959,541
20,000,000(b)	U.S. Treasury Bills, 1/22/26	19,955,748
18,000,000(b)	U.S. Treasury Bills, 2/3/26	17,940,352
10,300,000(b)	U.S. Treasury Bills, 2/12/26	10,256,667
6,000,000(b)	U.S. Treasury Bills, 2/26/26	5,967,509
10,000,000(b)	U.S. Treasury Bills, 3/5/26	9,936,370
10,000,000(b)	U.S. Treasury Bills, 3/26/26	9,917,598
10,000,000(a)	U.S. Treasury Floating Rate Notes, 3.752%, (3 Month U.S. Treasury Money Market Yield + 15 bps), 4/30/26	10,000,330
5,000,000(a)	U.S. Treasury Floating Rate Notes, 3.784%, (3 Month U.S. Treasury Money Market Yield + 18 bps), 7/31/26	5,003,058
10,000,000(a)	U.S. Treasury Floating Rate Notes, 3.807%, (3 Month U.S. Treasury Money Market Yield + 21 bps), 10/31/26	10,002,308
10,000,000(a)	U.S. Treasury Floating Rate Notes, 3.847%, (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26	10,001,205
	Total U.S. Government and Agency Obligations (Cost $182,299,956)	$182,299,956

	SHORT TERM INVESTMENTS — 35.5% of Net Assets
	Repurchase Agreements — 35.5%
23,370,000	Bank of America, 3.85%, dated 12/31/25,
to be purchased on 1/2/26 for $23,374,999, collateralized by the following:
$8,948,679, Federal National Mortgage Association, 3.29%-3.51%, 4/1/27-4/1/38,
	$14,888,721, Government National Mortgage Association, 2.50%-6.50%, 3/15/28-12/20/55	$ 23,370,000
23,370,000	Scotia Capital Inc., 3.82%, dated 12/31/25, to be purchased on 1/2/26 for $23,374,960, collateralized by the following: $50,182, Federal Home Loan Mortgage Corporation, 3.50%-5.50%, 4/1/52-7/1/53, $23,792,379, U.S. Treasury Bond, 5.00%, 5/15/45	23,370,000
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
23,370,000	RBC Dominion Securities Inc., 3.76%, dated 12/31/25,
to be purchased on 1/2/26 for $23,374,882, collateralized by the following:
$2,781,112, U.S. Treasury Bond, 1.63%-2.88%, 8/15/47-5/15/52,
	$21,061,329, U.S. Treasury Note, 3.75%-4.38%, 6/30/27-5/15/34	$ 23,370,000
11,690,000	Toronto-Dominion Bank, 3.82%, dated 12/31/25, to be purchased on 1/2/26 for $11,692,481, collateralized by $11,923,857, U.S. Treasury Note, 4.38%, 11/30/30	11,690,000
11,690,000	Toronto-Dominion Bank, 3.83%, dated 12/31/25, to be purchased on 1/2/26 for $11,692,487, collateralized by $11,923,857, U.S. Treasury Note, 4.38%, 11/30/30	11,690,000
		$93,490,000

	TOTAL SHORT TERM INVESTMENTS (Cost $93,490,000)	$93,490,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.7% (Cost $275,789,956)	$275,789,956
	OTHER ASSETS AND LIABILITIES — (4.7)%	$(12,352,129)
	net assets — 100.0%	$263,437,827

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $275,789,956 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—
Net unrealized appreciation	$—
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/253

Schedule of Investments  |  12/31/25 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$182,299,956	$—	$182,299,956
Repurchase Agreements	—	93,490,000	—	93,490,000
Total Investments in Securities	$—	$275,789,956	$—	$275,789,956
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Statement of Assets and Liabilities  |  12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $182,299,956)	$182,299,956
Repurchase Agreements, at value (cost $93,490,000)	93,490,000
Cash	272,459
Receivables —
Fund shares sold	365,184
Interest	257,966
Due from the Adviser	124
Other assets	16,706
Total assets	$276,702,395
LIABILITIES:
Payables —
Investment securities purchased	$11,943,039
Fund shares repurchased	1,001,434
Distributions	101,883
Trustees’ fees	137
Management fees	78,561
Administrative expenses	11,247
Accrued expenses	128,267
Total liabilities	$13,264,568
NET ASSETS:
Paid-in capital	$263,405,199
Distributable earnings	32,628
Net assets	$263,437,827
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $226,414,471/226,519,974 shares)	$1.00
Class Y* (based on $37,023,356/37,037,219 shares)	$1.00

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/255

Statement of Operations FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$11,572,173
Total Investment Income		$11,572,173
EXPENSES:
Management fees	$949,683
Administrative expenses	125,652
Transfer agent fees
Class A*	77,300
Class R*	146
Class Y*	1,805
Distribution fees
Class A*	342,415
Class R*	4,095
Shareholder communications expense	56,667
Custodian fees	12
Registration fees	72,796
Professional fees	44,503
Printing expense	5,624
Officers’ and Trustees’ fees	8,603
Insurance expense	6,200
Miscellaneous	1,114
Total expenses		$1,696,615
Less fees waived and expenses reimbursed by the Adviser and the Distributor		(342,539)
Net expenses		$1,354,076
Net investment income		$10,218,097
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$737
Net increase in net assets resulting from operations		$10,218,834

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$10,218,097	$14,475,369
Net realized gain (loss) on investments	737	497
Net increase in net assets resulting from operations	$10,218,834	$14,475,866
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.0376 and $0.0465 per share, respectively)	$(8,579,637)	$(10,975,490)
Class R* ($0.0084 and $0.0417 per share, respectively)	(27,321)	(114,201)
Class Y* ($0.0381 and $0.0471 per share, respectively)	(1,601,336)	(3,377,250)
Total distributions to shareholders	$(10,208,294)	$(14,466,941)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$120,245,048	$122,404,355
Reinvestment of distributions	8,564,042	11,021,456
Cost of shares repurchased	(173,780,432)	(138,728,618)
Net decrease in net assets resulting from Fund share transactions	$(44,971,342)	$(5,302,807)
Net decrease in net assets	$(44,960,802)	$(5,293,882)
NET ASSETS:
Beginning of year	$308,398,629	$313,692,511
End of year	$263,437,827	$308,398,629

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/257

Statements of Changes in Net Assets
(continued)
	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	81,844,432	$81,844,432	88,216,422	$88,216,422
Reinvestment of distributions	8,377,359	8,377,359	10,743,295	10,743,295
Less shares repurchased	(96,505,028)	(96,505,028)	(110,032,317)	(110,032,317)
Net decrease	(6,283,237)	$(6,283,237)	(11,072,600)	$(11,072,600)
Class R*
Shares sold	295,066	$295,066	1,138,719	$1,138,719
Reinvestment of distributions	26,698	26,698	111,714	111,714
Less shares repurchased	(3,563,673)	(3,563,673)	(450,558)	(450,558)
Net increase (decrease)	(3,241,909)	$(3,241,909)	799,875	$799,875
Class Y*
Shares sold	38,105,550	$38,105,550	33,049,214	$33,049,214
Reinvestment of distributions	159,985	159,985	166,447	166,447
Less shares repurchased	(73,711,731)	(73,711,731)	(28,245,743)	(28,245,743)
Net increase (decrease)	(35,446,196)	$(35,446,196)	4,969,918	$4,969,918

*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class A*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.038	$0.047	$0.045	$0.015	$0.000(b)
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000(b)	0.000	(0.001)	0.000(b)
Net increase (decrease) from investment operations	$0.038	$0.047	$0.045	$0.014	$0.000(b)
Distributions to shareholders:
Net investment income	$(0.038)	$(0.047)	$(0.045)	$(0.014)	$(0.000)(b)
Total distributions	$(0.038)	$(0.047)	$(0.045)	$(0.014)	$(0.000)(b)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	3.82%	4.75%	4.61%	1.39%	0.02%
Ratio of net expenses to average net assets	0.50%	0.54%	0.55%	0.39%	0.04%
Ratio of net investment income (loss) to average net assets	3.75%	4.65%	4.52%	1.45%	0.03%
Net assets, end of period (in thousands)	$226,414	$232,692	$243,757	$265,715	$215,528
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.65%	0.69%	0.70%	0.65%	0.79%
Net investment income (loss) to average net assets	3.60%	4.50%	4.37%	1.19%	(0.72)%
*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/259

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class Y*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.038	$0.047	$0.046	$0.014	$0.000(b)
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000(b)	0.000	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$0.038	$0.047	$0.046	$0.014	$0.000(b)
Distributions to shareholders:
Net investment income	$(0.038)	$(0.047)	$(0.046)	$(0.014)	$(0.000)(b)
Total distributions	$(0.038)	$(0.047)	$(0.046)	$(0.014)	$(0.000)(b)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	3.88%	4.81%	4.67%	1.40%	0.02%
Ratio of net expenses to average net assets	0.45%	0.48%	0.50%	0.38%	0.05%
Ratio of net investment income (loss) to average net assets	3.79%	4.71%	4.58%	1.42%	0.02%
Net assets, end of period (in thousands)	$37,023	$72,465	$67,494	$62,204	$54,015
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.45%	0.48%	0.50%	0.46%	0.51%
Net investment income (loss) to average net assets	3.79%	4.71%	4.58%	1.34%	(0.44)%
*	Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Notes to Financial Statements  |  12/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer U.S. Government Money Market Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class R and Class Y shares in exchange for the Fund’s Class A, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers two classes of shares designated as Class A and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2511

(“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (see Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with
12Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2025, the Fund was permitted to carry forward indefinitely $1,024 of short-term losses and $218 of long-term losses.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2513

During the year ended December 31, 2025, a capital loss carryforward of $737 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$10,208,294	$14,466,941
Total	$10,208,294	$14,466,941
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$33,870
Capital loss carryforward	(1,242)
Total	$32,628
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.
14Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

F.	Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or other factors or adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value of the Fund’s investments. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2515

economies and markets, including with respect to the value and liquidity of the Fund’s investments.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
16Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2025 are disclosed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% of the Fund’s average daily net assets.
Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2517

operating expenses (excluding certain items such as interest,taxes, and brokerage commissions) do not exceed 0.54%, and 0.48% of the Fund’s Class A, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $78,561 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
18Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 7). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Fund paid $8,603 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $137 and a payable for administrative expenses of $11,247, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 7). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$56,523
Class R	139
Class Y	5
Total	$56,667
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2519

5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services.
The Predecessor Fund also adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorized the Predecessor Fund to pay securities dealers, plan administrators or other service organizations that agreed to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
6. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities.  The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class R and Class Y shares of the Predecessor Fund received Class A, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $279,966,084 and an identified cost of $279,966,084 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
20Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

 7. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2521

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Money Market Trust) and the Shareholders of Victory Pioneer U.S. Government Money Market Fund (formerly Pioneer U.S. Government Money Market Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer U.S. Government Money Market Fund (formerly Pioneer U.S. Government Money Market Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Money Market Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 28, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit
22Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/2523

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 100.00%.
A Special Shareholder Meeting of Pioneer U.S. Government Money Market Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer U.S. Government Money Market Fund reorganized into Victory Pioneer U.S. Government Money Market Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer U.S. Government Money Market Fund	169,341,791	150,597,818	5,225,446	13,518,528
24Victory Pioneer U.S. Government Money Market Fund | Annual | 12/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 18624-AFR-0226

Victory AMT-Free Municipal Fund*
(successor to Pioneer AMT-Free Municipal Fund,
formerly Victory Pioneer AMT-Free Municipal Fund)*
Annual: Full Financials | December 31, 2025
* Effective May 2, 2025, during the annual reporting period covered by this report, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer AMT-Free Municipal Fund. Effective December 1, 2025,  Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund.

visit us: vcm.com

Victory AMT-Free Municipal Fund | Annual | 12/31/251

Schedule of Investments  |  12/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.5%
	Municipal Bonds — 99.5% of Net Assets(a)
	Alabama — 4.5%
755,000	Black Belt Energy Gas District, Gas Project, Series G, 5.00%, 10/1/35	$ 797,348
4,345,000(b)	Columbia Industrial Development Board, Alabama Power Company Project, Series B, 2.50%, 12/1/37	4,345,000
11,275,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	11,788,351
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,283,500
	Total Alabama	$20,214,199

	Arizona — 2.9%
1,100,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 852,489
8,000,000	Salt River Project Agricultural Improvement & Power District, Series B, 5.25%, 1/1/53	8,458,400
3,000,000	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series B, 5.00%, 1/1/35	3,546,420
	Total Arizona	$12,857,309

	Arkansas — 1.6%
8,000,000(c)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 7,429,200
	Total Arkansas	$7,429,200

	California — 8.7%
36,350,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	$ 2,826,939
7,000,000(b)	California Educational Facilities Authority, Series V-5, 5.00%, 3/1/55	8,455,090
1,500,000	California Educational Facilities Authority, Stanford University, 5.00%, 4/1/51	1,700,580
7,000,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	5,099,010
115,000,000(d)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	11,268,850
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,561,540
1,900,000	M-S-R Energy Authority, Series B, 6.50%, 11/1/39	2,327,348
The accompanying notes are an integral part of these financial statements.
2Victory AMT-Free Municipal Fund | Annual | 12/31/25

Principal Amount USD ($)		Value
	California — (continued)
950,000(c)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	$ 1,026,019
4,000,000(c)	Santa Paula Unified School District, Ventura County, California, Series D, 3.00%, 8/1/49	2,958,240
	Total California	$39,223,616

	Colorado — 2.0%
5,000,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51 (BAM-TCRS Insured)	$ 3,584,600
3,500,000	Colorado Health Facilities Authority, Covenant Living Communities And Services, Series A, 5.125%, 12/1/55	3,427,165
1,000,000	Denver Health & Hospital Authority, Series A, 5.125%, 12/1/50	1,005,930
1,000,000	Denver Health & Hospital Authority, Series A, 6.00%, 12/1/55	1,074,700
	Total Colorado	$9,092,395

	Florida — 7.7%
4,000,000	Brevard County Health Facilities Authority, Series A, 5.00%, 4/1/52	$ 4,002,880
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49 (BAM-TCRS Insured)	7,791,500
3,000,000	Florida State Board of Governors Florida International University Dormitory Rev, Series A, 3.00%, 7/1/46 (BAM Insured)	2,286,900
6,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	4,818,664
4,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/54	3,671,200
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	11,904,640
	Total Florida	$34,475,784

	Georgia — 2.2%
2,400,000(b)	Development Authority of Appling County, Georgia Power Company Plant Hatch Project, Series GA, 2.50%, 9/1/41	$ 2,400,000
2,350,000(b)	Development Authority of Burke County, Georgia Power A Southern Company, 2.55%, 7/1/49	2,350,000
1,750,000(b)	Development Authority of Burke County, Georgia Power Company Plant Vogtle Project, 2.55%, 11/1/52	1,750,000
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/253

Schedule of Investments  |  12/31/25 (continued)
Principal Amount USD ($)		Value
	Georgia — (continued)
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	$ 1,941,260
1,500,000	Savannah Georgia Convention Center Authority, Series A, 5.25%, 6/1/61	1,473,000
	Total Georgia	$9,914,260

	Idaho — 0.6%
2,725,000	Idaho Housing & Finance Association, The College Of Idaho Project, 5.375%, 11/1/38 (144A)	$ 2,859,152
	Total Idaho	$2,859,152

	Illinois — 3.8%
2,000,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.50%, 1/1/59	$ 2,116,560
8,350,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	8,310,171
4,000,000	Illinois Finance Authority, Grenshaw Parking Properties LLC– University Of Illinois Chicago Parking Structure Project, Series A, 5.25%, 10/1/54	4,162,360
2,000,000	Illinois Housing Development Authority, Series H-1, 4.50%, 7/1/62 (FHA 542(C) Insured)	1,916,880
715,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	732,989
	Total Illinois	$17,238,960

	Indiana — 2.6%
2,000,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	$ 2,009,460
1,300,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/54	1,275,794
1,600,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/59	1,566,432
1,500,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.25%, 7/1/64	1,497,570
5,000,000	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series B-1, 5.25%, 1/1/55	5,234,100
	Total Indiana	$11,583,356

	Iowa — 1.3%
6,500,000	Iowa Finance Authority, Lifespace Communities Inc., Series A, 5.125%, 5/15/59	$ 6,045,780
	Total Iowa	$6,045,780

The accompanying notes are an integral part of these financial statements.
4Victory AMT-Free Municipal Fund | Annual | 12/31/25

Principal Amount USD ($)		Value
	Maine — 0.5%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AG ST AID WITHHLDG Insured)	$ 1,284,038
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AG ST AID WITHHLDG Insured)	1,065,310
	Total Maine	$2,349,348

	Massachusetts — 6.0%
3,000,000(c)	Commonwealth of Massachusetts, Series A, 5.00%, 5/1/48	$ 3,125,910
4,530,000	Massachusetts Development Finance Agency, Boston Medical Center, 5.25%, 7/1/52	4,570,543
2,500,000	Massachusetts Development Finance Agency, Brown University Health Obligated Group, Series A, 5.50%, 8/15/50	2,601,475
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	5,957,500
3,500,000	Massachusetts Development Finance Agency, Lasell Village, 5.25%, 7/1/55	3,496,115
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,413,375
4,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	4,668,000
	Total Massachusetts	$26,832,918

	Missouri — 0.6%
3,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series AG, 4.00%, 11/15/45 (AG-CR Insured)	$ 2,767,560
	Total Missouri	$2,767,560

	Nebraska — 2.4%
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	$ 10,771,482
	Total Nebraska	$10,771,482

	New Hampshire — 1.2%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	$ 5,188,300
	Total New Hampshire	$5,188,300

	New Jersey — 0.9%
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	$ 2,534,550
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/255

Schedule of Investments  |  12/31/25 (continued)
Principal Amount USD ($)		Value
	New Jersey — (continued)
1,000,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 4.50%, 7/1/40	$ 1,019,310
500,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 5.00%, 7/1/44	511,355
	Total New Jersey	$4,065,215

	New Mexico — 0.5%
2,000,000	New Mexico Mortgage Finance Authority, Series C, 5.10%, 9/1/55 (GNMA/FNMA/FHLMC Insured)	$ 2,041,400
	Total New Mexico	$2,041,400

	New York — 9.4%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,122,420
3,000,000(c)	City of New York, Series F-1, 3.00%, 3/1/51 (BAM-TCRS Insured)	2,231,880
3,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	2,794,830
4,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	2,966,920
5,000,000	New York City Transitional Finance Authority, Series E, 5.50%, 11/1/49	5,374,500
40,000,000(d)	New York Counties Tobacco Trust, Series F, 6/1/60	2,310,000
2,500,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	1,765,225
7,500,000	New York Liberty Development Corp., 4 World Trade Center Project, Series AG, 3.00%, 11/15/51 (AG-CR Insured)	5,363,625
2,000,000	New York State Dormitory Authority, 3.00%, 2/1/50 (FHA 241 Insured)	1,427,020
9,000,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	6,416,640
5,000(f)	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	5,918
4,290,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	4,759,283
1,000,000	New York State Dormitory Authority, Montefiore Obligated Group, 5.50%, 11/1/47	1,068,490
500,000	New York State Dormitory Authority, White Plains Hospital Obligated Group, 5.25%, 10/1/49	507,870
4,000,000	Suffolk Regional Off-Track Betting Corp., 6.00%, 12/1/53	4,049,520
	Total New York	$42,164,141

The accompanying notes are an integral part of these financial statements.
6Victory AMT-Free Municipal Fund | Annual | 12/31/25

Principal Amount USD ($)		Value
	North Carolina — 2.0%
4,000,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	$ 2,973,200
3,540,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/54	3,531,044
2,500,000	North Carolina Medical Care Commission, Twin Lakes Community, Series A, 5.25%, 1/1/55	2,527,050
	Total North Carolina	$9,031,294

	Ohio — 3.2%
2,000,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 1,718,840
5,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	4,060,550
10,000,000	State of Ohio, Series A, 4.00%, 1/15/50 (BAM-TCRS Insured)	8,793,600
	Total Ohio	$14,572,990

	Oregon — 0.7%
4,120,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AG Insured)	$ 3,135,485
	Total Oregon	$3,135,485

	Pennsylvania — 6.2%
3,500,000	Allentown Commercial and Industrial Development Authority, Executive Education Academy Charter School Project, 5.00%, 7/1/59 (144A)	$ 3,164,455
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,691,587
900,000	Lancaster Municipal Authority, Garden Spot Village Project, Series A, 5.00%, 5/1/49	859,428
400,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/54	384,744
530,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/59	498,915
8,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series AG, 3.25%, 5/1/55 (AG-CR Insured)	5,745,200
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,586,660
1,250,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,232,600
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/257

Schedule of Investments  |  12/31/25 (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
2,500,000	Pennsylvania Housing Finance Agency, Series 149A, 5.20%, 4/1/53	$ 2,543,750
8,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	7,284,640
	Total Pennsylvania	$27,991,979

	Puerto Rico — 4.4%
1,994,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	$ 1,860,123
18,500,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	17,809,950
	Total Puerto Rico	$19,670,073

	Rhode Island — 2.1%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 4.668%, 9/1/47 (144A)	$ 5,341,503
20,000,000(d)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	4,026,400
	Total Rhode Island	$9,367,903

	Tennessee — 0.7%
1,250,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 5.75%, 12/1/50	$ 1,383,988
1,750,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 6.00%, 12/1/55	1,972,845
	Total Tennessee	$3,356,833

	Texas — 10.4%
5,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 5,561,400
3,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	2,332,650
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	2,143,125
2,000,000	Clifton Higher Education Finance Corp., International Leadership Of Texas, Inc., Series A, 5.25%, 2/15/49 (PSF-GTD Insured)	2,086,520
1,000,000(c)	Conroe Independent School District, Montgomery County, 4.00%, 2/15/50 (PSF-GTD Insured)	925,960
2,000,000(c)	County of Bexar, 3.00%, 6/15/41	1,729,820
3,000,000	EP Essential Housing WF PFC, Home Essential Function Housing Program, 4.25%, 12/1/34	3,028,620
The accompanying notes are an integral part of these financial statements.
8Victory AMT-Free Municipal Fund | Annual | 12/31/25

Principal Amount USD ($)		Value
	Texas — (continued)
5,000,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	$ 4,557,500
8,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	5,752,400
2,625,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.00%, 5/15/47	2,687,737
3,090,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.50%, 5/15/48 (AG Insured)	3,277,687
4,300,000(b)	Port of Port Arthur Navigation District, Motiva Enterprises LLC Project, 2.57%, 4/1/40	4,300,000
5,000,000	Tarrant County Cultural Education Facilities Finance Corp., Cook Children'S Medical Center, 3.00%, 12/1/50	3,584,550
3,000,000	Texas Municipal Gas Acquisition & Supply Corp., 5.00%, 1/1/36	3,210,480
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,515,330
	Total Texas	$46,693,779

	Utah — 4.0%
3,000,000	City of Salt Lake City Airport Revenue, Series B, 5.50%, 7/1/55	$ 3,243,540
3,000,000	Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Series A, 5.50%, 6/1/55 (AG Insured)	3,206,310
1,500,000(c)	MIDA Cormont Public Infrastructure District, Series A-1, 6.25%, 6/1/55 (144A)	1,579,590
13,110,000	Utah State University, Series B, 3.00%, 12/1/49 (BAM-TCRS Insured)	10,135,996
	Total Utah	$18,165,436

	Virginia — 5.0%
7,000,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	$ 6,489,210
10,000,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	8,309,800
6,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	4,387,200
3,500,000	Virginia Small Business Financing Authority, Lifespire Of Virginia, Series A, 5.50%, 12/1/54	3,542,140
	Total Virginia	$22,728,350

The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/259

Schedule of Investments  |  12/31/25 (continued)
Principal Amount USD ($)		Value
	Washington — 0.7%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/55 (144A), (BAM Insured)	$ 2,017,500
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,007,420
	Total Washington	$3,024,920

	Wisconsin — 0.7%
3,000,000	Public Finance Authority, Kahala Nui Project, 5.25%, 11/15/61	$ 2,998,740
	Total Wisconsin	$2,998,740

	Total Municipal Bonds (Cost $454,982,444)	$447,852,157

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $454,982,444)	$447,852,157
	OTHER ASSETS AND LIABILITIES — 0.5%	$2,122,172
	net assets — 100.0%	$449,974,329

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at December 31, 2025.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
The accompanying notes are an integral part of these financial statements.
10Victory AMT-Free Municipal Fund | Annual | 12/31/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $18,653,787, or 4.1% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Escrow to maturity.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	23.2%
Education Revenue	18.2
Development Revenue	11.8
Transportation Revenue	8.0
Other Revenue	7.1
Tobacco Revenue	6.8
Power Revenue	6.7
Water Revenue	5.4
General Revenue	3.7
Pollution Control Revenue	1.0
Utilities Revenue	0.7
92.6%
General Obligation Bonds:	7.4%
100.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $397,899,234 and $619,153,440, respectively.
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/2511

Schedule of Investments  |  12/31/25 (continued)
At December 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $454,312,737 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,221,837
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,682,417)
Net unrealized depreciation	$(6,460,580)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$447,852,157	$—	$447,852,157
Total Investments in Securities	$—	$447,852,157	$—	$447,852,157
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
12Victory AMT-Free Municipal Fund | Annual | 12/31/25

Statement of Assets and Liabilities  |  12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $454,982,444)	$447,852,157
Cash	87,094
Receivables —
Fund shares sold	359,592
Interest	6,024,216
Due from the Adviser	456,044
Other assets	36,990
Total assets	$454,816,093
LIABILITIES:
Payables —
Fund shares repurchased	$3,639,658
Distributions	339,315
Trustees’ fees	1,257
Management fees	610,333
Administrative expenses	28,633
Distribution fees	40,055
Accrued expenses	182,513
Total liabilities	$4,841,764
NET ASSETS:
Paid-in capital	$635,241,982
Distributable earnings (loss)	(185,267,653)
Net assets	$449,974,329
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $335,211,510/27,281,473 shares)	$12.29
Class C* (based on $6,767,612/555,522 shares)	$12.18
Class Y* (based on $107,995,207/8,822,650 shares)	$12.24
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $12.29 net asset value per share/100%-2.25% maximum sales charge)	$12.57

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/2513

Statement of Operations FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$28,816,937
Total Investment Income		$28,816,937
EXPENSES:
Management fees	$2,836,153
Administrative expenses	236,698
Transfer agent fees
Class A*	181,329
Class C*	4,506
Class Y*	232,195
Distribution fees
Class A*	929,503
Class C*	87,399
Shareholder communications expense	61,286
Custodian fees	4,348
Registration fees	108,600
Professional fees	80,909
Printing expense	10,431
Officers’ and Trustees’ fees	23,994
Insurance expense	12,850
Miscellaneous	13,921
Total expenses		$4,824,122
Less fees waived and expenses reimbursed by the Adviser		(654,800)
Net expenses		$4,169,322
Net investment income		$24,647,615
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(25,400,031)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(10,465,296)
Net realized and unrealized gain (loss) on investments		$(35,865,327)
Net decrease in net assets resulting from operations		$(11,217,712)

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
14Victory AMT-Free Municipal Fund | Annual | 12/31/25

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$24,647,615	$29,350,496
Net realized gain (loss) on investments	(25,400,031)	(75,891,917)
Change in net unrealized appreciation (depreciation) on investments	(10,465,296)	59,742,849
Net increase (decrease) in net assets resulting from operations	$(11,217,712)	$13,201,428
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.59 and $0.40 per share, respectively)	$(17,430,393)	$(13,455,350)
Class C* ($0.49 and $0.30 per share, respectively)	(334,075)	(287,158)
Class Y* ($0.63 and $0.44 per share, respectively)	(10,110,847)	(12,485,565)
Total distributions to shareholders	$(27,875,315)	$(26,228,073)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$176,243,251	$180,272,304
Reinvestment of distributions	19,423,441	15,585,423
Cost of shares repurchased	(419,451,550)	(385,081,888)
Net decrease in net assets resulting from Fund share transactions	$(223,784,858)	$(189,224,161)
Net decrease in net assets	$(262,877,885)	$(202,250,806)
NET ASSETS:
Beginning of year	$712,852,214	$915,103,020
End of year	$449,974,329	$712,852,214

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/2515

Statements of Changes in Net Assets
(continued)
	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	2,128,507	$26,581,240	2,707,494	$35,574,803
Reinvestment of distributions	1,156,519	14,375,461	867,028	11,317,813
Less shares repurchased	(7,875,196)	(97,679,533)	(7,151,344)	(93,435,198)
Net decrease	(4,590,170)	$(56,722,832)	(3,576,822)	$(46,542,582)
Class C*
Shares sold	32,370	$400,716	133,113	$1,745,112
Reinvestment of distributions	25,199	310,644	19,967	258,308
Less shares repurchased	(347,249)	(4,277,873)	(427,624)	(5,548,193)
Net decrease	(289,680)	$(3,566,513)	(274,544)	$(3,544,773)
Class Y*
Shares sold	12,049,529	$149,261,295	10,965,520	$142,952,389
Reinvestment of distributions	382,813	4,737,336	308,493	4,009,302
Less shares repurchased	(25,497,382)	(317,494,144)	(21,884,750)	(286,098,497)
Net decrease	(13,065,040)	$(163,495,513)	(10,610,737)	$(139,136,806)

*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
16Victory AMT-Free Municipal Fund | Annual | 12/31/25

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class A*
Net asset value, beginning of period	$13.08	$13.28	$12.67	$15.63	$15.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.50	$0.45	$0.40	$0.34	$0.28
Net realized and unrealized gain (loss) on investments	(0.70)	(0.25)	0.59	(3.00)	(0.05)
Net increase (decrease) from investment operations	$(0.20)	$0.20	$0.99	$(2.66)	$0.23
Distributions to shareholders:
Net investment income	$(0.59)(b)	$(0.40)	$(0.38)	$(0.30)	$(0.28)
Net realized gain	—	—	—	—	(0.02)
Total distributions	$(0.59)	$(0.40)	$(0.38)	$(0.30)	$(0.30)
Net increase (decrease) in net asset value	$(0.79)	$(0.20)	$0.61	$(2.96)	$(0.07)
Net asset value, end of period	$12.29	$13.08	$13.28	$12.67	$15.63
Total return (c)	(1.46)%	1.56%	8.01%(d)	(17.05)%	1.45%
Ratio of net expenses to average net assets	0.79%	0.79%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	3.99%	3.44%	3.14%	2.49%	1.80%
Portfolio turnover rate	68%	76%	16%	21%	3%
Net assets, end of period (in thousands)	$335,212	$416,873	$470,765	$483,373	$688,823
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%	0.84%	0.85%	0.80%	0.79%
Net investment income (loss) to average net assets	3.92%	3.39%	3.08%	2.47%	1.80%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed to during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class A’s total return would have been 7.93%.
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/2517

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class C*
Net asset value, beginning of period	$12.97	$13.17	$12.56	$15.49	$15.56
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.40	$0.35	$0.30	$0.23	$0.16
Net realized and unrealized gain (loss) on investments	(0.70)	(0.25)	0.59	(2.96)	(0.05)
Net increase (decrease) from investment operations	$(0.30)	$0.10	$0.89	$(2.73)	$0.11
Distributions to shareholders:
Net investment income	$(0.49)(b)	$(0.30)	$(0.28)	$(0.20)	$(0.16)
Net realized gain	—	—	—	—	(0.02)
Total distributions	$(0.49)	$(0.30)	$(0.28)	$(0.20)	$(0.18)
Net increase (decrease) in net asset value	$(0.79)	$(0.20)	$0.61	$(2.93)	$(0.07)
Net asset value, end of period	$12.18	$12.97	$13.17	$12.56	$15.49
Total return (c)	(2.26)%	0.79%	7.23%(d)	(17.68)%	0.70%
Ratio of net expenses to average net assets	1.54%	1.54%	1.55%	1.55%	1.53%
Ratio of net investment income (loss) to average net assets	3.23%	2.69%	2.38%	1.68%	1.06%
Portfolio turnover rate	68%	76%	16%	21%	3%
Net assets, end of period (in thousands)	$6,768	$10,960	$14,744	$17,357	$33,280
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.62%	1.58%	1.60%	1.57%	1.53%
Net investment income (loss) to average net assets	3.15%	2.65%	2.33%	1.66%	1.06%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed to during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class C’s total return would have been 7.14%.
The accompanying notes are an integral part of these financial statements.
18Victory AMT-Free Municipal Fund | Annual | 12/31/25

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class Y*
Net asset value, beginning of period	$13.02	$13.22	$12.61	$15.57	$15.63
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.53	$0.49	$0.44	$0.37	$0.32
Net realized and unrealized gain (loss) on investments	(0.68)	(0.25)	0.59	(2.99)	(0.04)
Net increase (decrease) from investment operations	$(0.15)	$0.24	$1.03	$(2.62)	$0.28
Distributions to shareholders:
Net investment income	$(0.63)(b)	$(0.44)	$(0.42)	$(0.34)	$(0.32)
Net realized gain	—	—	—	—	(0.02)
Total distributions	$(0.63)	$(0.44)	$(0.42)	$(0.34)	$(0.34)
Net increase (decrease) in net asset value	$(0.78)	$(0.20)	$0.61	$(2.96)	$(0.06)
Net asset value, end of period	$12.24	$13.02	$13.22	$12.61	$15.57
Total return (c)	(1.11)%	1.87%	8.36%(d)	(16.88)%	1.77%
Ratio of net expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.53%
Ratio of net investment income (loss) to average net assets	4.29%	3.74%	3.43%	2.78%	2.05%
Portfolio turnover rate	68%	76%	16%	21%	3%
Net assets, end of period (in thousands)	$107,995	$285,020	$429,594	$634,946	$967,904
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.67%	0.65%	0.66%	0.65%	0.59%
Net investment income (loss) to average net assets	4.11%	3.58%	3.26%	2.62%	1.99%
*	Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareholders during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed to during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. Without reimbursement, Class Y’s total return would have been 8.28%.
The accompanying notes are an integral part of these financial statements.
Victory AMT-Free Municipal Fund | Annual | 12/31/2519

Notes to Financial Statements  |  12/31/25
1. Organization and Signiﬁcant Accounting Policies
Effective December 1, 2025,  Victory Pioneer AMT-Free Municipal Fund was renamed as Victory AMT-Free Municipal Fund (the “Fund”). The Fund is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C and Class Y shares in exchange for the Fund’s Class A, Class C and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned
20Victory AMT-Free Municipal Fund | Annual | 12/31/25

subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective May 2, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Prior to May 2, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and
Victory AMT-Free Municipal Fund | Annual | 12/31/2521

the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or
22Victory AMT-Free Municipal Fund | Annual | 12/31/25

trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2025, the Fund was permitted to carry forward indefinitely $16,345,070 of short-term losses and $165,940,545 of long term losses.
Victory AMT-Free Municipal Fund | Annual | 12/31/2523

The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Tax-exempt income	$25,995,695	$24,054,981
Ordinary income	1,879,620	2,173,092
Total	$27,875,315	$26,228,073
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed tax-exempt income	$3,478,542
Capital loss carryforward	(182,285,615)
Net unrealized depreciation	(6,460,580)
Total	$(185,267,653)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax treatment of premium and amortization, and the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $1,711 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
24Victory AMT-Free Municipal Fund | Annual | 12/31/25

The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
Victory AMT-Free Municipal Fund | Annual | 12/31/2525

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness
26Victory AMT-Free Municipal Fund | Annual | 12/31/25

may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Normally, the Fund invests at least 80% of its net assets in investment grade municipal bonds with a maturity of more than one year, the interest on which is exempt from regular federal income tax. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California, Florida, New York and Texas), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund may invest up to 10% of its net assets in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security
Victory AMT-Free Municipal Fund | Annual | 12/31/2527

and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. There were no restricted investments held by the Fund at December 31, 2025.
28Victory AMT-Free Municipal Fund | Annual | 12/31/25

2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.45% of the next $500 million of the Fund’s average daily net assets, 0.40% of the next $1.25 billion of the Fund’s average daily net assets, and 0.35% of the Fund’s average daily net assets over $2 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.45% of the next $500 million of the Fund’s average daily net assets, 0.40% of the next $1.25 billion of the Fund’s average daily net assets, and 0.35% of the Fund’s average daily net assets over $2 billion. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.47% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.79%, 1.54% and 0.49% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.49% of the average daily net assets attributable to Class Y shares. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative
Victory AMT-Free Municipal Fund | Annual | 12/31/2529

reimbursements. Reflected on the Statement of Assets and Liabilities is $610,333 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 8). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Fund paid $23,994 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,257 and a payable for administrative expenses of $28,633, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at
30Victory AMT-Free Municipal Fund | Annual | 12/31/25

negotiated rates (see Note 8). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$29,114
Class C	1,117
Class Y	31,055
Total	$61,286
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $40,055 in distribution fees payable to the Distributor at December 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended December 31, 2025, CDSCs in the amount of $14,020 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or the Distributor.
Victory AMT-Free Municipal Fund | Annual | 12/31/2531

6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were solely for temporary or emergency purposes.Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended December 31, 2025, the Fund had no borrowings under the credit facility.
7. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C and Class Y shares of the Predecessor Fund received Class A, Class C and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $621,964,356 and an identified cost of $644,700,239 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
8. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
32Victory AMT-Free Municipal Fund | Annual | 12/31/25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust II) and the Shareholders of Victory AMT-Free Municipal Fund (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory AMT-Free Municipal Fund (successor to Pioneer AMT-Free Municipal Fund, formerly Victory Pioneer AMT-Free Municipal Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust II), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 28, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Victory AMT-Free Municipal Fund | Annual | 12/31/2533

The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
34Victory AMT-Free Municipal Fund | Annual | 12/31/25

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 100.00%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer AMT-Free Municipal Fund was held on March 27, 2025, which reconvened on April 28, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer AMT-Free Municipal Fund reorganized into Victory Pioneer AMT-Free Municipal Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Victory Pioneer AMT-Free Municipal Fund	27,887,284	22,491,918	1,051,960	4,343,407
Victory AMT-Free Municipal Fund | Annual | 12/31/2535

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 18644-AFR-0226

Victory Pioneer Core Equity Fund*
(successor to Pioneer Core Equity Fund)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Core Equity Fund.

visit us: vcm.com

Victory Pioneer Core Equity Fund | Annual | 12/31/251

Schedule of Investments  |  12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 2.0%
409,633	United Parcel Service, Inc., Class B	$ 40,631,497
	Total Air Freight & Logistics	$40,631,497

	Automobiles — 0.5%
733,717	Ford Motor Co.	$ 9,626,367
	Total Automobiles	$9,626,367

	Banks — 11.6%
1,459,608	Bank of America Corp.	$ 80,278,440
717,360	Truist Financial Corp.	35,301,286
636,853	US Bancorp	33,982,476
869,510	Wells Fargo & Co.	81,038,332
	Total Banks	$230,600,534

	Biotechnology — 0.6%
24,851(a)	Vertex Pharmaceuticals, Inc.	$ 11,266,449
	Total Biotechnology	$11,266,449

	Broadline Retail — 3.0%
257,271(a)	Amazon.com, Inc.	$ 59,383,292
	Total Broadline Retail	$59,383,292

	Building Products — 2.6%
360,330	Carrier Global Corp.	$ 19,039,837
427,130	Fortune Brands Innovations, Inc.	21,365,043
95,789	Owens Corning	10,719,747
	Total Building Products	$51,124,627

	Capital Markets — 8.9%
45,457	Goldman Sachs Group, Inc.	$ 39,956,703
214,048	Morgan Stanley	37,999,941
108,000	Northern Trust Corp.	14,751,720
654,487	State Street Corp.	84,435,368
	Total Capital Markets	$177,143,732

	Chemicals — 2.0%
311,957	LyondellBasell Industries NV, Class A	$ 13,507,738
401,576	Mosaic Co.	9,673,966
170,399	PPG Industries, Inc.	17,459,081
	Total Chemicals	$40,640,785

	Communications Equipment — 4.7%
1,224,689	Cisco Systems, Inc.	$ 94,337,794
	Total Communications Equipment	$94,337,794

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Core Equity Fund | Annual | 12/31/25

Shares		Value
	Consumer Staples Distribution & Retail — 1.9%
384,972	Target Corp.	$ 37,631,013
	Total Consumer Staples Distribution & Retail	$37,631,013

	Diversified Telecommunication Services — 0.7%
338,693	Verizon Communications, Inc.	$ 13,794,966
	Total Diversified Telecommunication Services	$13,794,966

	Electrical Equipment — 1.7%
87,642	Rockwell Automation, Inc.	$ 34,098,873
	Total Electrical Equipment	$34,098,873

	Electronic Equipment, Instruments & Components — 0.5%
54,053(a)	Keysight Technologies, Inc.	$ 10,983,029
	Total Electronic Equipment, Instruments & Components	$10,983,029

	Entertainment — 1.7%
293,123	Walt Disney Co.	$ 33,348,604
	Total Entertainment	$33,348,604

	Financial Services — 0.8%
290,479	PayPal Holdings, Inc.	$ 16,958,164
	Total Financial Services	$16,958,164

	Food Products — 1.4%
529,576	Kraft Heinz Co.	$ 12,842,218
96,372	Mondelez International, Inc., Class A	5,187,705
352,045	The Campbell’s Co.	9,811,494
	Total Food Products	$27,841,417

	Ground Transportation — 1.2%
284,330(a)	Uber Technologies, Inc.	$ 23,232,604
	Total Ground Transportation	$23,232,604

	Health Care Equipment & Supplies — 3.2%
267,074	Medtronic Plc	$ 25,655,128
420,224	Zimmer Biomet Holdings, Inc.	37,786,542
	Total Health Care Equipment & Supplies	$63,441,670

	Health Care Providers & Services — 0.5%
36,290	Cigna Group	$ 9,988,097
	Total Health Care Providers & Services	$9,988,097

	Household Durables — 1.1%
150,702	DR Horton, Inc.	$ 21,705,609
	Total Household Durables	$21,705,609

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/253

Schedule of Investments  |  12/31/25 (continued)
Shares		Value
	Industrial Conglomerates — 1.8%
117,645	3M Co.	$ 18,834,964
83,350	Honeywell International, Inc.	16,260,752
	Total Industrial Conglomerates	$35,095,716

	Insurance — 0.9%
222,857	American International Group, Inc.	$ 19,065,416
	Total Insurance	$19,065,416

	Interactive Media & Services — 6.2%
340,898	Alphabet, Inc., Class A	$ 106,701,074
25,532	Meta Platforms, Inc., Class A	16,853,418
	Total Interactive Media & Services	$123,554,492

	IT Services — 5.6%
97,376	Accenture Plc, Class A	$ 26,125,981
290,909	International Business Machines Corp.	86,170,155
	Total IT Services	$112,296,136

	Machinery — 3.3%
118,481	AGCO Corp.	$ 12,359,938
52,043	Caterpillar, Inc.	29,813,873
53,306	Deere & Co.	24,817,675
	Total Machinery	$66,991,486

	Media — 1.5%
980,836	Comcast Corp., Class A	$ 29,317,188
	Total Media	$29,317,188

	Multi-Utilities — 2.2%
621,631	CMS Energy Corp.	$ 43,470,656
	Total Multi-Utilities	$43,470,656

	Oil, Gas & Consumable Fuels — 6.6%
269,040(a)	Antero Resources Corp.	$ 9,271,118
247,507	ConocoPhillips	23,169,130
639,857	Coterra Energy, Inc.	16,841,036
123,873	EOG Resources, Inc.	13,007,904
499,872	EQT Corp.	26,793,139
348,078	Exxon Mobil Corp.	41,887,707
	Total Oil, Gas & Consumable Fuels	$130,970,034

	Pharmaceuticals — 5.8%
298,066	Bristol-Myers Squibb Co.	$ 16,077,680
292,898	Johnson & Johnson	60,615,241
799,487	Sanofi S.A. (A.D.R.)	38,743,140
	Total Pharmaceuticals	$115,436,061

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Core Equity Fund | Annual | 12/31/25

Shares		Value
	Semiconductors & Semiconductor Equipment — 5.9%
202,692(a)	Advanced Micro Devices, Inc.	$ 43,408,519
182,161	NVIDIA Corp.	33,973,026
82,670	QUALCOMM, Inc.	14,140,704
154,612	Texas Instruments, Inc.	26,823,636
	Total Semiconductors & Semiconductor Equipment	$118,345,885

	Software — 6.7%
204,248	Microsoft Corp.	$ 98,778,418
131,331	Salesforce, Inc.	34,790,895
	Total Software	$133,569,313

	Specialty Retail — 1.6%
212,818	Best Buy Co., Inc.	$ 14,243,909
76,143	Lowe's Cos., Inc.	18,362,646
	Total Specialty Retail	$32,606,555

	Technology Hardware, Storage & Peripherals — 1.0%
178,686	NetApp, Inc.	$ 19,135,484
	Total Technology Hardware, Storage & Peripherals	$19,135,484

	Total Common Stocks (Cost $1,458,371,211)	$1,987,633,545

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
8,516,321(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 8,516,321
		$8,516,321

	TOTAL SHORT TERM INVESTMENTS (Cost $8,516,321)	$8,516,321

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $1,466,887,532)	$1,996,149,866
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,867,447)
	net assets — 100.0%	$1,994,282,419

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
Purchases and sales of securities (excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $1,214,749,671 and $1,328,011,846, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/255

Schedule of Investments  |  12/31/25 (continued)
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,467,788,982 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$562,796,404
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,435,520)
Net unrealized appreciation	$528,360,884
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,987,633,545	$—	$—	$1,987,633,545
Open-End Fund	8,516,321	—	—	8,516,321
Total Investments in Securities	$1,996,149,866	$—	$—	$1,996,149,866
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Core Equity Fund | Annual | 12/31/25

Statement of Assets and Liabilities  |  12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,466,887,532)	$1,996,149,866
Receivables —
Fund shares sold	139,606
Dividends	1,295,868
Total assets	$1,997,585,340
LIABILITIES:
Payables —
Fund shares repurchased	$1,432,713
Trustees’ fees	1,432
Professional fees	58,238
Transfer agent fees	191,859
Registration fees	120,008
Printing fees	16,632
Custodian fees	4,296
Due to Adviser	52,497
Management fees	967,137
Administrative expenses	92,281
Distribution fees	218,179
Accrued expenses	147,649
Total liabilities	$3,302,921
NET ASSETS:
Paid-in capital	$1,430,649,074
Distributable earnings	563,633,345
Net assets	$1,994,282,419
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,943,455,964/79,745,601 shares)	$24.37
Class C* (based on $5,052,957/271,346 shares)	$18.62
Class R6* (based on $2,488,117/101,979 shares)	$24.40
Class Y* (based on $43,285,381/1,732,256 shares)	$24.99
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $24.37 net asset value per share/100%-5.75% maximum sales charge)	$25.86

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/257

Statement of Operations FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $21,954)	$32,665,054
Interest from unaffiliated issuers	11,296
Total Investment Income		$32,676,350
EXPENSES:
Management fees	$9,548,001
Administrative expenses	781,695
Transfer agent fees
Class A*	617,533
Class C*	2,606
Class R6*	29
Class R*	120
Class Y*	36,134
Distribution fees
Class A*	4,647,414
Class C*	49,242
Class R*	1,592
Shareholder communications expense	171,346
Custodian fees	15,672
Registration fees	93,945
Professional fees	97,140
Printing expense	10,149
Officers’ and Trustees’ fees	79,836
Miscellaneous	54,760
Total expenses		$16,207,214
Less fees waived and expenses reimbursed by the Adviser		(484)
Net expenses		$16,206,730
Net investment income		$16,469,620
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$149,532,061
Class action lawsuit	253,968
In-kind redemptions	53,563,602
Futures contracts	782,419	$204,132,050
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$77,935,686
Net realized and unrealized gain (loss) on investments		$282,067,736
Net increase in net assets resulting from operations		$298,537,356

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Core Equity Fund | Annual | 12/31/25

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$16,469,620	$18,234,150
Net realized gain (loss) on investments	204,132,050	157,825,523
Change in net unrealized appreciation (depreciation) on investments	77,935,686	74,684,623
Net increase in net assets resulting from operations	$298,537,356	$250,744,296
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.83 and $1.32 per share, respectively)	$(138,984,474)	$(103,698,934)
Class C* ($1.70 and $1.18 per share, respectively)	(428,407)	(327,866)
Class R6* ($1.90 and $1.38 per share, respectively)	(170,178)	(1,489,835)
Class R* ($— and $1.26 per share, respectively)	—	(69,167)
Class Y* ($1.88 and $1.36 per share, respectively)	(3,134,911)	(2,070,446)
Total distributions to shareholders	$(142,717,970)	$(107,656,248)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$104,445,845	$197,573,242
Reinvestment of distributions	137,763,926	102,435,377
Cost of shares repurchased	(227,045,794)	(185,818,197)
In-kind redemptions	(78,609,502)	(174,847,694)
Net decrease in net assets resulting from Fund share transactions	$(63,445,525)	$(60,657,272)
Net increase in net assets	$92,373,861	$82,430,776
NET ASSETS:
Beginning of year	$1,901,908,558	$1,819,477,782
End of year	$1,994,282,419	$1,901,908,558

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/259

Statements of Changes in Net Assets
(continued)
	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class A*
Shares sold	558,088	$13,045,358	494,046	$10,998,163
Reinvestment of distributions	5,541,248	134,136,007	4,312,983	99,969,161
Less shares repurchased	(8,056,650)	(190,698,581)	(7,608,789)	(169,769,120)
Net decrease	(1,957,314)	$(43,517,216)	(2,801,760)	$(58,801,796)
Class C*
Shares sold	21,192	$379,161	31,745	$559,840
Reinvestment of distributions	23,228	427,827	18,107	327,463
Less shares repurchased	(70,423)	(1,296,510)	(94,685)	(1,663,294)
Net decrease	(26,003)	$(489,522)	(44,833)	$(775,991)
Class R6*
Shares sold	68,649	$1,649,251	140,815	$3,195,035
Reinvestment of distributions	7,001	170,086	4,416	102,551
Less shares repurchased	(1,106,397)	(25,605,686)	(302,853)	(6,682,853)
Net decrease	(1,030,747)	$(23,786,349)	(157,622)	$(3,385,267)
Class R*
Shares sold	1,948	$44,282	6,814	$146,921
Reinvestment of distributions	—	—	3,030	69,167
Less shares repurchased	(58,411)	(1,252,977)	(9,290)	(205,970)
Net increase (decrease)	(56,463)	$(1,208,695)	554	$10,118
Class Y*
Shares sold	3,471,265	$89,327,793	7,953,621	$182,673,283
Reinvestment of distributions	121,877	3,030,006	82,888	1,967,035
Less shares repurchased	(339,596)	(8,192,040)	(327,511)	(7,496,960)
In-kind redemptions	(3,089,996)	(78,609,502)	(7,615,318)	(174,847,694)
Net increase	163,550	$5,556,257	93,680	$2,295,664

*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Core Equity Fund | Annual | 12/31/25

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class A*
Net asset value, beginning of period	$22.45	$20.76	$18.08	$23.39	$22.55
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.21	$0.21	$0.16	$0.13
Net realized and unrealized gain (loss) on investments	3.55	2.80	3.06	(4.19)	5.48
Net increase (decrease) from investment operations	$3.75	$3.01	$3.27	$(4.03)	$5.61
Distributions to shareholders:
Net investment income	$(0.21)	$(0.22)	$(0.22)	$(0.16)	$(0.12)
Net realized gain	(1.62)	(1.10)	(0.37)	(1.12)	(4.65)
Total distributions	$(1.83)	$(1.32)	$(0.59)	$(1.28)	$(4.77)
Net increase (decrease) in net asset value	$1.92	$1.69	$2.68	$(5.31)	$0.84
Net asset value, end of period	$24.37	$22.45	$20.76	$18.08	$23.39
Total return (b)	16.85%(c)	14.34%(d)	18.19%	(17.24)%(e)	25.57%
Ratio of net expenses to average net assets	0.85%	0.86%	0.88%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets	0.86%	0.96%	1.08%	0.81%	0.54%
Portfolio turnover rate	64%(f)	54%(f)	106%	75%	64%
Net assets, end of period (in thousands)	$1,943,456	$1,833,970	$1,754,598	$1,614,739	$2,121,706
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.23%.
(e)	The class action lawsuit did not have an impact on the total return.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/2511

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class C*
Net asset value, beginning of period	$17.55	$16.50	$14.47	$19.01	$19.15
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.01	$0.03	$0.04	$0.01	$(0.09)(b)
Net realized and unrealized gain (loss) on investments	2.76	2.20	2.44	(3.38)	4.60
Net increase (decrease) from investment operations	$2.77	$2.23	$2.48	$(3.37)	$4.51
Distributions to shareholders:
Net investment income	$(0.08)	$(0.08)	$(0.08)	$(0.05)	$—
Net realized gain	(1.62)	(1.10)	(0.37)	(1.12)	(4.65)
Total distributions	$(1.70)	$(1.18)	$(0.45)	$(1.17)	$(4.65)
Net increase (decrease) in net asset value	$1.07	$1.05	$2.03	$(4.54)	$(0.14)
Net asset value, end of period	$18.62	$17.55	$16.50	$14.47	$19.01
Total return (c)	15.96%(d)	13.36%(e)	17.27%	(17.76)%(f)	24.39%
Ratio of net expenses to average net assets	1.65%	1.65%	1.67%	1.57%	1.81%
Ratio of net investment income (loss) to average net assets	0.06%	0.17%	0.28%	0.09%	(0.41)%
Portfolio turnover rate	64%(g)	54%(g)	106%	75%	64%
Net assets, end of period (in thousands)	$5,053	$5,220	$5,645	$6,460	$9,539
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.65%	1.65%	1.67%	1.57%	1.81%
Net investment income (loss) to average net assets	0.06%	0.17%	0.28%	0.09%	(0.41)%
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	For the year ended December 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f)	The class action lawsuit did not have an impact on the total return.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Core Equity Fund | Annual | 12/31/25

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/2513

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class R6*
Net asset value, beginning of period	$22.46	$20.77	$18.08	$23.39	$22.54
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.23	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss) on investments	3.61	2.79	3.07	(4.20)	5.48
Net increase (decrease) from investment operations	$3.84	$3.07	$3.34	$(3.97)	$5.69
Distributions to shareholders:
Net investment income	$(0.28)	$(0.28)	$(0.28)	$(0.22)	$(0.19)
Net realized gain	(1.62)	(1.10)	(0.37)	(1.12)	(4.65)
Total distributions	$(1.90)	$(1.38)	$(0.65)	$(1.34)	$(4.84)
Net increase (decrease) in net asset value	$1.94	$1.69	$2.69	$(5.31)	$0.85
Net asset value, end of period	$24.40	$22.46	$20.77	$18.08	$23.39
Total return (b)	17.22%(c)	14.64%(d)	18.57%	(16.98)%(e)	25.93%
Ratio of net expenses to average net assets	0.54%	0.57%	0.58%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	0.97%	1.25%	1.37%	1.13%	0.84%
Portfolio turnover rate	64%(f)	54%(f)	106%	75%	64%
Net assets, end of period (in thousands)	$2,488	$25,442	$26,803	$26,761	$32,961
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.55%	0.57%	0.58%	0.57%	0.56%
Net investment income (loss) to average net assets	0.96%	1.25%	1.37%	1.13%	0.84%
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.59%.
(e)	The class action lawsuit did not have an impact on the total return.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Core Equity Fund | Annual | 12/31/25

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class Y*
Net asset value, beginning of period	$22.97	$21.21	$18.46	$23.84	$22.90
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.26	$0.27	$0.26	$0.21	$0.19
Net realized and unrealized gain (loss) on investments	3.64	2.85	3.12	(4.26)	5.57
Net increase (decrease) from investment operations	$3.90	$3.12	$3.38	$(4.05)	$5.76
Distributions to shareholders:
Net investment income	$(0.26)	$(0.26)	$(0.26)	$(0.21)	$(0.17)
Net realized gain	(1.62)	(1.10)	(0.37)	(1.12)	(4.65)
Total distributions	$(1.88)	$(1.36)	$(0.63)	$(1.33)	$(4.82)
Net increase (decrease) in net asset value	$2.02	$1.76	$2.75	$(5.38)	$0.94
Net asset value, end of period	$24.99	$22.97	$21.21	$18.46	$23.84
Total return (b)	17.11%(c)	14.56%(d)	18.42%	(17.04)%(e)	25.84%
Ratio of net expenses to average net assets	0.65%	0.67%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	1.08%	1.19%	1.29%	0.99%	0.76%
Portfolio turnover rate	64%(f)	54%(f)	106%	75%	64%
Net assets, end of period (in thousands)	$43,285	$36,026	$31,285	$27,336	$34,872
*	Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been 17.06%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 14.46%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (17.08)%.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Core Equity Fund | Annual | 12/31/2515

Notes to Financial Statements  |  12/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Core Equity Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, and the Fund is amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Core Equity Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund’s operations. The investment objective of the Fund is long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
16Victory Pioneer Core Equity Fund | Annual | 12/31/25

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
Victory Pioneer Core Equity Fund | Annual | 12/31/2517

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades
18Victory Pioneer Core Equity Fund | Annual | 12/31/25

and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to
Victory Pioneer Core Equity Fund | Annual | 12/31/2519

distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At December 31, 2025, the Fund reclassified $53,549,021 to decrease distributable earnings and $53,549,021 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$47,675,419	$18,290,802
Long-term capital gains	95,042,551	89,365,446
Total	$142,717,970	$107,656,248
20Victory Pioneer Core Equity Fund | Annual | 12/31/25

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$5,733,577
Undistributed long-term capital gains	29,540,093
Other book/tax temporary differences	(1,209)
Net unrealized appreciation	528,360,884
Total	$563,633,345
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account, these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You may want to avoid buying shares when the Fund is about to declare a dividend or capital gain distribution. You should consult your tax adviser before buying shares no matter when you are investing.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $22,739 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Fund do not
Victory Pioneer Core Equity Fund | Annual | 12/31/2521

pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
22Victory Pioneer Core Equity Fund | Annual | 12/31/25

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, primarily of U.S. issuers.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in
Victory Pioneer Core Equity Fund | Annual | 12/31/2523

non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional
24Victory Pioneer Core Equity Fund | Annual | 12/31/25

compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2025, if any, is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended December 31, 2025 were $0* and $0*, respectively. There were no open futures contracts outstanding at December 31, 2025.
Victory Pioneer Core Equity Fund | Annual | 12/31/2525

* The balance at each quarter end was zero.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $5 billion and 0.45% of the Fund’s average daily net assets over $5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Fund’s average daily net assets up to $5 billion, and 0.45% of the Fund’s average daily net assets over $5 billion. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 0.86%, 1.65%, 0.57% and 0.67% for Class A, Class C, Class R6 and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $967,137 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the
26Victory Pioneer Core Equity Fund | Annual | 12/31/25

Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 10). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Fund paid $79,836 in Officers’ and Trustees’ compensation,which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,432 and a payable for administrative expenses of $92,281, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 10). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Victory Pioneer Core Equity Fund | Annual | 12/31/2527

In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$167,003
Class C	1,750
Class R6	602
Class R	91
Class Y	1,900
Total	$171,346
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. Pursuant to the Plan, the Predecessor Fund has further paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $218,179 in distribution fees payable to the Distributor, at December 31, 2025.
The Predecessor Fund also has adopted a separate service plan for Class R shares (the“Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of
28Victory Pioneer Core Equity Fund | Annual | 12/31/25

an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended December 31, 2025, CDSCs in the amount of $4,988 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor or the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were solely for temporary or emergency purposes.Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended December 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
Victory Pioneer Core Equity Fund | Annual | 12/31/2529

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$782,419	$—	$—	$—	$—
Total Value	$782,419	$—	$—	$—	$—
8. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the year ended December 31, 2025, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $78,609,502. The redeeming shareholder received a pro-rata share of the securities held by the Fund. The distribution of such securities generated a realized gain of $53,563,602 for the Fund, which is reflected on the Statement of Operations.
9. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,776,950,210 and an identified cost of $1,423,299,031 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of
30Victory Pioneer Core Equity Fund | Annual | 12/31/25

the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
10. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Fund, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC will serve as transfer agent of the Fund.
Victory Pioneer Core Equity Fund | Annual | 12/31/2531

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust XI) and the Shareholders of Victory Pioneer Core Equity Fund (formerly Pioneer Core Equity Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Core Equity Fund (formerly Pioneer Core Equity Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust XI), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 28, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
32Victory Pioneer Core Equity Fund | Annual | 12/31/25

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Core Equity Fund | Annual | 12/31/2533

Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $95,042,551  as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 63.80%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Core Equity Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Core Equity Fund reorganized into Victory Pioneer Core Equity Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Core Equity Fund	43,632,381	35,778,807	2,401,197	5,452,377
34Victory Pioneer Core Equity Fund | Annual | 12/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 18630-AFR-0226

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date March 5, 2026

* Print the name and title of each signing officer under his or her signature.